Label	Element	Value
TrueShares Structured Outcome December ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.70%
TrueShares Structured Outcome December ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.20%
TrueShares Structured Outcome December ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
TrueShares Structured Outcome December ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.70%
TrueShares Structured Outcome December ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.50%
TrueShares Structured Outcome December ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%
TrueShares Structured Outcome December ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.30%)
TrueShares Structured Outcome December ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.00%